Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets at Fair Value Through Other Comprehensive Income [Abstract]
Schedule of Financial Asset	As of December 31, 2023 and 2022, financial assets are detailed as follows:
	2023	2022
	MCh$	MCh$
Debt Financial Instruments	3,786,525	3,967,392
Equity Instruments	11,912	6,545
Total	3,798,437	3,973,937
(a)	Debt Financial Instruments at fair value through OCI:

Schedule of Debt Financial Instruments	As of December 31, 2023 and 2022 the detail of debt financial instruments is as follows:
	2023	2022
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank of Chile
Debt financial instruments from the Central Bank of Chile	473,642	—
Bonds and Promissory notes from the Chilean Government	1,362,510	2,254,578
Other fiscal debt financial instruments	1,500	4,279

Other Instruments Issued in Chile
Debt financial instruments from other domestic banks	1,681,744	1,494,914
Bonds and trade effects from domestic companies	59,921	45,994
Other debt financial instruments issued in the country	—	—

Instruments Issued Abroad
Financial instruments from foreign Central Banks	—	—
Financial instruments from foreign governments and fiscal entities	43,294	42,017
Debt financial instruments from other foreign banks	163,914	125,610
Bonds and trade effects from foreign companies	—	—
Other debt financial instruments issued abroad	—	—
Total	3,786,525	3,967,392
*	Net change between assets purchased and assets derecognized excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

Schedule of Credit Ratings of the Issuers of Debt Instruments	The credit ratings of the issuers of debt instruments as of December 31, 2023 and 2022, are as follows:
	As of December 31, 2023				As of December 31, 2022
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt Instrument
Investment grade	3,786,525	—	—	3,786,525	3,967,392	—	—	3,967,392
Non-investment grade	—	—	—	—	—	—	—	—
Without rating	—	—	—	—	—	—	—	—
Total	3,786,525	—	—	3,786,525	3,967,392	—	—	3,967,392
(a.2)	Analysis of changes in the fair value and corresponding allowance for ECL by stage for debt instruments measured at FVOCI as of December 31, 2023 and 2022, is as follows:

Schedule of Changes in Fair Value and Corresponding Allowance for ECL	Analysis of changes in the fair value and corresponding allowance for ECL by stage for debt instruments measured at FVOCI as of December 31, 2023 and 2022, is as follows:
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$
Balance as of January 1, 2022	3,054,795	4,085	14	—	—	—	3,054,809	4,085
Net change on Balance *	864,521	5,411	(14)	—	—	—	864,507	5,411
Change in fair value	48,076	—	—	—	—	—	48,076	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—	—
Balance as of December 31, 2022	3,967,392	9,496	—	—	—	—	3,967,392	9,496

Balance as of January 1, 2023	3,967,392	9,496	—	—	—	—	3,967,392	9,496
Net change on Balance *	(159,617)	(3,996)	(30,124)	(1,921)	—	—	(189,741)	(5,917)
Change in fair value	8,718	—	156	—	—	—	8,874	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	(29,968)	—	29,968	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	1,921	—	—	—	1,921
Impact of net re-measurement of year-end ECL	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—	—
Balance as of December 31, 2023	3,786,525	5,500	—	—	—	—	3,786,525	5,500
*	Net change between assets purchased and assets derecognized excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

Schedule of Detail of Equity Instruments	As of December 31, 2023 and 2022, the detail of equity instruments is as follows:
	2023	2022
	MCh$	MCh$
Equity instruments issued in Chile	10,601	5,700
Equity instruments issued by foreign institutions	1,311	845
Total	11,912	6,545

Schedule of Gross Realized Gains and Losses on the Sale of Debt Financial Instruments	Gross realized gains and losses on the sale of debt financial instruments, as of December 31, 2023, 2022 and 2021 are reported under “Net Financial income (expense)” (See Note No. 31). The realized gains and losses at the end of both periods are the following:
	2023	2022	2021
	MCh$	MCh$	MCh$
Unrealized gains (losses)	4,352	(15,325)	(50,475)
Realized losses (gains) reclassified to income	4,522	63,401	(1,242)
Subtotal	8,874	48,076	(51,717)
Income tax on other comprehensive income	(1,806)	798	4,171
Net effect in equity	7,068	48,874	(47,546)